Debt (Consolidated Debt) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Feb. 11, 2019
Debt Instrument [Line Items]
Short-term Debt, Refinanced, Amount	$ 490,000,000.0
Debt Instrument, Face Amount	4,300,000,000	$ 4,750,000,000
Debt Issuance Costs, Net	(27,070,000)	(35,263,000)
Debt Instrument, Unamortized Discount (Premium), Net	(2,927,000)	(8,662,000)
Deferred Gain (Loss) on Discontinuation of Interest Rate Fair Value Hedge	866,000	0
Long-term Debt	4,270,869,000	4,706,075,000
Current portion of long-term debt, net	59,489,000	0
Long-term Debt, Excluding Current Maturities	4,211,380,000	4,706,075,000
6.55% Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	550,000,000	$ 0	$ 550,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		6.55%	6.55%
4.25% Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	550,000,000	$ 550,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.25%
3.20% Notes Due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	250,000,000	$ 250,000,000
Debt Instrument, Interest Rate, Stated Percentage		3.20%
5.00% Notes Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	650,000,000	$ 650,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
6.40% Notes Due 2037 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	250,000,000	$ 250,000,000
Debt Instrument, Interest Rate, Stated Percentage		6.40%
4.20% Notes Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	250,000,000	$ 250,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.20%
5.15% Notes Due 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	550,000,000	$ 550,000,000
Debt Instrument, Interest Rate, Stated Percentage		5.15%
4.20% Notes Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	250,000,000	$ 250,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.20%
4.25% Notes Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500,000,000	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.25%
4.20% Notes Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500,000,000	$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.20%
4.85% Notes Due 2049 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	0	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		4.85%
3.95% Notes due 2050 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	0	$ 500,000,000.0
Debt Instrument, Interest Rate, Stated Percentage		3.95%
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt	$ 0	$ 0